Property, plant and equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, plant and equipment
Schedule of property, plant and equipment

	June 30, 2014	December 31, 2013
Land and improvements	$2,884,462	$3,049,765
Buildings and improvements	18,325,355	19,788,447
Equipment	2,313,515	1,306,597
Construction in progress	170,013	425,424

	23,693,345	24,570,233
Less accumulated depreciation	2,667,729	1,722,379

	$21,025,616	$22,847,854

	December 31, 2013	December 31, 2012
Land and improvements	$3,049,765	$—
Buildings and improvements	19,788,447	—
Equipment	1,306,597	34,562
Construction in progress	425,424

	24,570,233	34,562
Less accumulated depreciation	1,722,379	33,048

	$22,847,854	$1,514